SCHEDULE OF LEASE COST (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 02, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Operating lease cost	$ 23	$ 395	$ 435	$ 788	$ 646	$ 1,670	$ 820
Cost of Sales [Member]
Loss Contingencies [Line Items]
Operating lease cost		348	355	695	527	1,476	633
Research and Development Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		23	40	45	59	95	103
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		12	20	24	30	50	42
Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		$ 12	$ 20	$ 24	$ 30	$ 49	$ 42